Expense Example, No Redemption	Sep. 09, 2024 USD ($)
Tuttle Capital Inverse ESG ETF | Tuttle Capital Inverse ESG ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 96
Expense Example, No Redemption, 3 Years	351
Tuttle Capital Self Defense Index ETF | Tuttle Capital Self Defense Index ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	$ 351